CONDENSED CONSOLIDATE STATEMENTS OF STOCKHOLDER'S EQUITY (UNAUDITED) - Southland Holding Llc [Member] - USD ($) $ in Thousands	Preferred Stock [Member]	AOCI Attributable to Parent [Member]	Additional Paid-in Capital [Member]	Majority [Member]	Noncontrolling Interest [Member]	Total
Ending balance, value at Dec. 31, 2020	$ 26,000	$ (1,736)	$ 234,752	$ 259,016	$ 3,615	$ 262,631
Preferred stock repurchase and dividends			(534)	(534)	(98)	(632)
Distributions to members			(549)	(549)		(549)
Other			(1)	(1)	3	2
Net income			23,886	23,886	3,489	27,375
Other comprehensive income (loss)		632		632	28	660
Acquisition of Heritage Minority Interest			(3,942)	(3,942)	3,792	(150)
Capital contributions from members					926	926
Ending balance, value at Sep. 30, 2021	26,000	(1,104)	253,612	278,508	11,755	290,263
Beginning balance, value at Dec. 31, 2020	26,000	(1,736)	234,752	259,016	3,615	262,631
Ending balance, value at Dec. 31, 2021	24,400	(937)	267,831	291,294	11,057	302,351
Preferred stock repurchase and dividends			(681)	(681)	(122)	(803)
Distributions to members			268	268	(1,539)	(1,271)
Other		(1)		(1)		(1)
Net income			41,004	41,004	1,474	42,478
Other comprehensive income (loss)		(1,665)		(1,665)	(715)	(2,380)
Ending balance, value at Sep. 30, 2022	$ 24,400	$ (2,603)	$ 308,422	$ 330,219	$ 10,155	$ 340,374